Contingencies	12 Months Ended
Jan. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Contingencies
Legal Proceedings
The Company is involved in a number of legal proceedings. The Company has made accruals with respect to these matters, where appropriate, which are reflected in the Company's Consolidated Financial Statements. For some matters, a liability is not probable or the amount cannot be reasonably estimated and therefore an accrual has not been made. However, where a liability is reasonably possible and may be material, such matters have been disclosed. The Company may enter into discussions regarding settlement of these matters, and may enter into settlement agreements, if it believes settlement is in the best interest of the Company and its shareholders.
Unless stated otherwise, the matters, or groups of related matters, discussed below, if decided adversely to or settled by the Company, individually or in the aggregate, may result in a liability material to the Company's financial condition or results of operations.
ASDA Equal Value Claims
ASDA Stores, Ltd. ("ASDA"), a wholly-owned subsidiary of the Company, is a defendant in over 10,000 "equal value" claims that are proceeding before an Employment Tribunal in Manchester (the "Employment Tribunal") in the United Kingdom ("UK") on behalf of current and former ASDA store employees, who allege that the work performed by female employees in ASDA's retail stores is of equal value in terms of, among other things, the demands of their jobs to that of male employees working in ASDA's warehouse and distribution facilities, and that the disparity in pay between these different job positions is not objectively justified. Claimants are requesting differential back pay based on higher wage rates in the warehouse and distribution facilities and those higher wage rates on a prospective basis as part of these equal value proceedings. ASDA believes that further claims may be asserted in the future. On March 23, 2015, ASDA asked the Employment Tribunal to stay all proceedings and to "strike out" substantially all of the claims. On July 23, 2015, the Employment Tribunal denied ASDA's requests. Following additional proceedings, the Employment Appeal Tribunal agreed to review the "strike out" issue and the Court of Appeals agreed to review the stay issue. On May 26, 2016, the Court of Appeals denied ASDA's appeal of the stay issue. On October 14, 2016, following a preliminary hearing, the Employment Tribunal ruled that claimants could compare their positions in ASDA's retail stores with those of employees in ASDA's warehouse and distribution facilities. Claimants will now proceed to the next phase of their claims. That phase will determine whether the work performed by the claimants is of equal value to the work performed by employees in ASDA's warehouse and distribution facilities. On November 23, 2016, ASDA filed a request with the Employment Appeal Tribunal to hear an appeal of the October 14, 2016 ruling, which was granted on January 11, 2017. At present, the Company cannot predict the number of such claims that may be filed, and cannot reasonably estimate any loss or range of loss that may arise from these proceedings. The Company believes it has substantial factual and legal defenses to these claims, and intends to defend the claims vigorously.
FCPA Investigation and Related Matters
The Audit Committee (the "Audit Committee") of the Board of Directors of the Company has been conducting an internal investigation into, among other things, alleged violations of the U.S. Foreign Corrupt Practices Act ("FCPA") and other alleged crimes or misconduct in connection with foreign subsidiaries, including Wal-Mart de México, S.A.B. de C.V. ("Walmex"), and whether prior allegations of such violations and/or misconduct were appropriately handled by the Company. The Audit Committee and the Company have engaged outside counsel from a number of law firms and other advisors who are assisting in the on-going investigation of these matters.
The Company has also been conducting a voluntary global review of its policies, practices and internal controls for anti-corruption compliance. The Company is engaged in strengthening its global anti-corruption compliance program through appropriate remedial anti-corruption measures.  In November 2011, the Company voluntarily disclosed that investigative activity to the U.S. Department of Justice (the "DOJ") and the Securities and Exchange Commission (the "SEC"). Since the implementation of the global review and the enhanced anti-corruption compliance program, the Audit Committee and the Company have identified or been made aware of additional allegations regarding potential violations of the FCPA. When such allegations have been reported or identified, the Audit Committee and the Company, together with their third party advisors, have conducted inquiries and when warranted based on those inquiries, opened investigations. Inquiries or investigations regarding allegations of potential FCPA violations were commenced in a number of foreign markets where the Company operates, including, but not limited to, Brazil, China and India.
As previously disclosed, the Company is under investigation by the DOJ and the SEC regarding possible violations of the FCPA. The Company has been cooperating with the agencies and discussions have begun with them regarding the resolution of these matters. As these discussions are preliminary, the Company cannot currently predict the timing, the outcome or the impact of a possible resolution of these matters.
A number of federal and local government agencies in Mexico have also initiated investigations of these matters. Walmex is cooperating with the Mexican governmental agencies conducting these investigations. Furthermore, lawsuits relating to the matters under investigation have been filed by several of the Company's shareholders against it, certain of its current directors, certain of its former directors, certain of its current and former officers and certain of Walmex's current and former officers.
The Company could be exposed to a variety of negative consequences as a result of the matters noted above. There could be one or more enforcement actions in respect of the matters that are the subject of some or all of the on-going government investigations, and such actions, if brought, may result in judgments, settlements, fines, penalties, injunctions, cease and desist orders, debarment or other relief, criminal convictions and/or penalties and the shareholder lawsuits referenced above may result in judgments against the Company and its current and former directors and officers named in those proceedings. The Company expects that there will be on-going media and governmental interest, including additional news articles from media publications on these matters, which could impact the perception among certain audiences of the Company's role as a corporate citizen.
In addition, the Company has incurred and expects to continue to incur costs in responding to requests for information or subpoenas seeking documents, testimony and other information in connection with the government investigations, in defending the shareholder lawsuits, and in conducting the review and investigations. These costs will be expensed as incurred. For the fiscal years ended January 31, 2017, 2016 and 2015, the Company incurred the following third-party expenses in connection with the FCPA investigation and related matters:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
Ongoing inquiries and investigations	$80	$95	$121
Global compliance program and organizational enhancements	19	31	52
Total	$99	$126	$173

While the Company believes that it is probable that it will incur a loss from these matters, given the on-going nature and complexity of the review, inquiries and investigations, the Company cannot yet reasonably estimate a loss or range of loss that may arise from the conclusion of these matters. Although the Company does not presently believe that these matters will have a material adverse effect on its business, given the inherent uncertainties in such situations, the Company can provide no assurance that these matters will not be material to its business in the future.